[logo] PIONEER Investments(R)




August 5, 2008



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Fundamental Growth Fund (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on August 4, 2008 (Accession No. 0001174520-08-000010).

If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4575.


Very truly yours,



/s/ Peter Pizzi
    Peter Pizzi
    Legal Product Manager



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




"Member of the UniCredit Banking Group, Register of Banking Groups."